RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 17 — RELATED PARTY TRANSACTIONS

Certain of our directors and executive officers, including companies in which they are officers or have significant ownership, were loan and deposit customers during 2012 and 2011.

A summary of loans to directors and executive officers whose borrowing relationship exceeds $60,000, and to entities in which they own a 10% or more voting interest for the years ended December 31 follows:

	2012	2011
	(In thousands)

Balance at beginning of year	$214	$271
New loans and advances	-	203
Repayments	(6)	(260)
Balance at end of year	$208	$214

Deposits held by us for directors and executive officers totaled $0.8 million and $1.0 million respectively at December 31, 2012 and 2011.